Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders' Equity

13. Shareholders’ Equity

From January to March 2021, the Company issued 1,491,819 shares of common stock in order to raise capital.

From April to June 2021, the Company issued 10,000,000 shares of common stock related to the CryoCann transaction, 6,903,172 shares of common stock pursuant to employment agreements, 2,500,000 shares of common stock in exchange for the extinguishment of debt, and 633,125 shares of common stock in exchange for services.

From July to September 2021, the Company issued 798,414 shares of common stock in order to raise capital, 633,707 shares of common stock in exchange for services, and 92,127 shares of common stock for interest payment on a note payable.

From October to December 2021, the Company issued 50,700,000 shares of common stock in order to raise capital, 1,570,501 shares of common stock in exchange for services, and 24,621,119 shares of common stock in exchange for extinguishment of debt.

From January to March 2022, the Company issued 458,334 shares of common stock in exchange for services, 550,000 shares of common stock for 2021 management performance bonuses, 185,529 shares of common stock for director compensation, and 1,000,000 shares of common stock for 2020 RSU grants vesting in January 2022.

Restricted Stock Unit Awards

The Company adopted its 2019 Omnibus Stock Incentive Plan (the “2019 Plan”), which provides for the issuance of stock options, stock grants and RSUs to employees, directors and consultants. The primary purpose of the 2019 Plan is to enhance the ability to attract, motivate, and retain the services of qualified employees, officers and directors. Any RSUs granted under the 2019 Plan will be at the discretion of the Compensation Committee of the Board of Directors. On January 10, 2022, the shareholders approved the 2022 Stock Incentive Plan which then replaced the 2019 Plan.

A summary of the Company’s RSU award activity for the three months ended March 31, 2022 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	2,200,003	$0.45
Granted	1,469,511	0.27
Vested	(1,735,529)	0.49
Forfeited	-	-
Outstanding at March 31, 2022	1,933,982	$0.27

The total fair value of RSUs vested during the three months ending March 31, 2022 and 2021 was $848,600 and $146,602, respectively. As of March 31, 2022 and 2021, there was $187,761 and $472,087, respectively, of unrecognized stock-based compensation cost related to non-vested RSU’s, which is expected to be recognized over the remaining vesting period.

Stock-based compensation expense relating to RSU’s was $140,815 and $250,817 for the three months ending March 31, 2022 and 2021, respectively. Stock-based compensation for the three months ending March 31, 2022 consisted of equity awards forfeited, granted and vested to employees, directors and consultants of the Company in the amount of $27,179, $108,771, and $4,866, respectively. Expenses for stock-based compensation are included on the accompanying consolidated statements of operations in general and administrative expense.

Stock Option Awards

A summary of the Company’s stock option activity for the three months ended March 31, 2022 is as follows:

	Stock Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2021	8,500,000	$0.18	9.2	$1,579,108
Granted and vested	-	-	-	-
Forfeited	-	-	-	-
Outstanding at March 31, 2022	8,500,000	$0.18	9.0	$1,579,108

During the three months ended March 31, 2022 and 2021, the Company did not issue any stock options.

During the year ended December 31, 2021, the Company issued warrants with the option to purchase 73,950,000 common shares at an exercise price of $0.40 per share. Of these warrants, 15,000,000 shares expire on March 31, 2023, 9,500,000 expire on April 30, 2023, 1,000,000 expire on September 17, 2023, 7,750,000 expire on October 15, 2023, 9,510,000 expire on October 26, 2023, 190,000 expire on November 2, 2023, 27,060,000 expire on November 10, 2023, 1,940,000 expire on November 15, 2023, and 750,000 expire on November 17, 2023.

The fair value of these warrants is $1,867,960, which is reflected in additional paid in capital.

13. SHAREHOLDERS’ EQUITY

From June to August 2019, the Company completed a private placement for the sale of its common stock. The Company issued 14,325,005 shares of common stock for gross proceeds of $7,162,503, or $0.50 per share, minus equity issuance costs of $72,096.

In July 2019, the Company issued 13,553,233 shares of common stock in connection with the CMI Transaction (refer to Note 6).

During the year ended December 31, 2019, the Company issued 790,000 shares of common stock pursuant to advisory agreements. The fair value of $395,000 was included in legal and professional fees in the consolidated statements of operations.

In February 2020, the Company issued 400,000 shares of common stock pursuant to accelerated vesting of RSU’s upon the resignation of a former executive.

In February 2020, the Company issued 200,000 shares of common stock pursuant to accelerated vesting of RSU’s upon the resignation of a former board member.

In March 2020, the Company issued 1,175,549 shares of common stock to a former executive per a separation agreement.

In June 2020, four shareholders submitted 15,050,000 shares of common stock for cancellation pursuant to prior agreements among certain shareholders. Accordingly, the Company cancelled 15,050,000 shares of common stock.

In July 2020, the Company issued 10,000 shares of common stock to a former employee per a separation agreement.

In July 2020, one shareholder submitted 300,000 shares of common stock for cancellation pursuant to prior agreements. Accordingly, the Company cancelled 300,000 shares of common stock.

In August 2020, the Company issued 60,000 shares of common stock in order to raise capital.

In August 2020, the Company issued 757,895 shares of common stock to former board members per a separation agreement.

From October to December 2020, the Company issued 3,535,665 shares of common stock in order to raise capital.

From January to March 2021, the Company issued 1,491,819 shares of common stock in order to raise capital.

From April to June 2021, the Company issued 10,000,000 shares of common stock related to the CryoCann transaction, 6,903,172 shares of common stock pursuant to employment agreements, 2,500,000 shares of common stock in exchange for the extinguishment of debt, and 633,125 shares of common stock in exchange for services.

From July to September 2021, the Company issued 798,414 shares of common stock in order to raise capital, 633,707 shares of common stock in exchange for services, and 92,127 shares of common stock for interest payment on a note payable.

From October to December 2021, the Company issued 50,700,000 shares of common stock in order to raise capital, 1,570,501 shares of common stock in exchange for services, and 24,621,119 shares of common stock in exchange for extinguishment of debt.

Restricted Stock Unit Awards

The Company adopted its 2019 Omnibus Stock Incentive Plan (the “2019 Plan”), which provides for the issuance of stock options, stock grants and RSUs to employees, directors and consultants. The primary purpose of the 2019 Plan is to enhance the ability to attract, motivate, and retain the services of qualified employees, officers and directors. Any RSUs granted under the 2019 Plan will be at the discretion of the Compensation Committee of the Board of Directors. In April 2021 Board of Directors cancelled the 2019 Plan.

A summary of the Company’s RSU award activity for the year ended December 31, 2021 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	2,453,175	$0.45
Granted	6,650,000	0.15
Vested	(6,903,172)	0.15
Forfeited	-	-
Outstanding at December 31, 2021	2,200,003	$0.45

The total fair value of RSUs vested during the years ending December 31, 2021 and 2020 was $2,851,102 and $309,790, respectively. As of December 31, 2021 and 2020, there was $78,676 and $600,241, respectively, of unrecognized stock-based compensation cost related to non-vested RSU’s, which is expected to be recognized over the remaining vesting period.

Stock-based compensation expense relating to RSU’s was $1,685,066 and $734,752 for the years ending December 31, 2021 and 2020, respectively. Stock-based compensation for the year ending December 31, 2021 consisted of equity awards forfeited, granted and vested to employees, directors and consultants of the Company in the amount of $1,272,779, $347,275, and $65,012, respectively.

Stock Option Awards

A summary of the Company’s stock option activity for the year ended December 31, 2021 is as follows:

	Stock Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	3,500,000	$0.16	8.8	$581,591
Granted and vested	5,000,000	0.20	9.5	987,517
Forfeited	-	-	-	-
Outstanding at December 31, 2021	8,500,000	$0.18	9.2	$1,579,108

During the years ended December 31, 2021 and 2020, the Company issued 5,000,000 and 3,500,000, respectively, of stock options to certain employees, which vested immediately, for a total fair value of $968,205 and $555,532, respectively. Stock-based compensation expense relating to stock options was $968,205 and $555,532, respectively.

Expenses for stock-based compensation is included on the accompanying consolidated statements of operations in general and administrative expense.

During the year ended December 31, 2021, the Company issued warrants with the option to purchase 73,950,000 common shares at an exercise price of $0.40 per share. Of these warrants, 15,000,000 shares expire on March 31, 2023, 9,500,000 expire on April 30, 2023, 1,000,000 expire on September 17, 2023, 7,750,000 expire on October 15, 2023, 9,510,000 expire on October 26, 2023, 190,000 expire on November 2, 2023, 27,060,000 expire on November 10, 2023, 1,940,000 expire on November 15, 2023, and 750,000 expire on November 17, 2023.

The fair value of these warrants is $1,867,960, which is reflected in additional paid in capital.

During the year ended December 31, 2020, the Company issued 2,500,000 and 4,525,898 warrant shares at an excersice price of $0.25 and $0.30, respectively, which expire on August 1, 2022 and November 22, 2022, respectively.

The fair value of these warrants is $266,383, which is reflected in additional paid in capital.